UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 01/31/2015

Item 1 – Report to Stockholders

JANUARY 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), escalating geopolitical risks, uneven global economic growth and expectations around policy moves from the world’s largest central banks. Surprisingly, U.S. interest rates trended lower through the period even as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program, which ultimately ended in October.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields, although persistently low, were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, suddenly plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy stocks sold off sharply and oil-exporting economies struggled, mainly within emerging markets. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted at the beginning of 2015. U.S. equity markets starkly underperformed international markets due to stretched valuations and uncertainty around the Fed’s pending rate hike. In addition, the stronger U.S. dollar began to hurt earnings of large cap companies. The energy sector continued to struggle, although oil prices showed signs of stabilizing toward the end of January as suppliers became more disciplined in their exploration and production efforts.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2015

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.37%	14.22%
U.S. small cap equities (Russell 2000® Index)	4.72	4.41
International equities (MSCI Europe, Australasia, Far East Index)	(6.97)	(0.43)
Emerging market equities (MSCI Emerging Markets Index)	(9.05)	5.23
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	9.29	12.25
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.36	6.61
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.51	8.81
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.89)	2.41

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2015

Municipal Market Conditions

Municipal bonds generated strong performance in 2014, thanks to a favorable supply-and-demand environment and declining interest rates. (Bond prices rise as rates fall.) Investor demand for municipal bonds was strong from the start of the year when U.S. economic data softened amid one of the harshest winters on record. Interest rates proceeded to move lower even as the U.S. Federal Reserve (the “Fed”) scaled back its open-market bond purchases. This surprising development, coupled with reassurance from the Fed that short-term rates would remain low for a considerable amount of time, resulted in strong demand for fixed income investments in 2014, with municipal bonds being one of the stronger performing sectors for the year. For the 12-month period ended January 31, 2015, municipal bonds garnered net inflows of approximately $32 billion (based on data from the Investment Company Institute).

From a historical perspective, total new issuance for the 12 months ended January 31, remained relatively strong at $342 billion (slightly higher than the $326 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 45%) as issuers took advantage of lower interest rates to reduce their borrowing costs.

S&P Municipal Bond Index Total Returns as of January 31, 2015
6 months:	4.51%
12 months:	8.81%

A Closer Look at Yields

From January 31, 2014 to January 31, 2015, yields on AAA-rated 30-year municipal bonds decreased by 135 basis points (“bps”) from 3.85% to 2.50%, while 10-year rates decreased 81 bps from 2.53% to 1.72% and 5-year rates decreased 16 bps from 1.10% to 0.94% (as measured by Thomson Municipal Market Data). Overall, the municipal yield curve remained relatively steep over the 12-month period even as the spread between 2- and 30-year maturities flattened by 146 bps and the spread between 2- and 10-year maturities flattened by 92 bps.

During the same time period, U.S. Treasury rates fell by 136 bps on 30-year bonds, 99 bps on 10-year bonds and 32 bps in 5-year issues. Accordingly, tax-exempt municipal bond performance was generally in line with Treasuries on both the long and short ends of the curve, while lagging in the intermediate portion of the curve as a result of increased supply. Municipals modestly outperformed Treasuries in the very short end of the curve as expectations around future Fed policy changes pressured short-term U.S. Treasury prices. Positive performance on the long end of the curve was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities had become scarce. More broadly, municipal bonds benefited from the greater appeal of tax-exempt investing in light of the higher tax rates implemented in 2014. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise. The municipal market continues to be an attractive avenue for investors seeking yield in the low-rate environment. However, opportunities have not been as broad-based as in 2011 and 2012, warranting a more flexible approach to security selection and yield curve positioning going forward.

Financial Conditions of Municipal Issuers Continue to Improve

Following an extended period of nation-wide austerity and de-leveraging as states sought to balance their budgets, solid revenue growth exceeding pre-recession levels coupled with the elimination of more than 625,000 jobs in recent years have put state and local governments in a better financial position. Many local municipalities, however, continue to face increased health care and pension costs passed down from the state level. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery, and that the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remain imperative amid uncertainty in a modestly improving economic environment.

Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2015

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage is significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

To obtain leverages, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOBs”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having values not less than the value of the Fund’s obligations under the TOB (including accrued interest), a TOB is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	5

Fund Summary as of January 31, 2015	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2015, the Fund returned 8.58% based on market price and 6.70% based on NAV. For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of 7.55% based on market price and 6.22% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Municipal bonds generally delivered strong performance during the six-month period, with yields declining as prices rose. Longer-term municipal bonds generally outperformed shorter-term issues. In this environment, the Fund’s duration positioning and allocation to longer-dated bonds provided positive returns. The Fund’s exposure to the tax-backed (state and local), education and transportation sectors were positive contributors to performance. Positions in lower-coupon bonds, which tend to have longer durations and more capital appreciation potential than bonds with higher coupons, helped performance as yields fell during the period. (Duration measures sensitivity to interest rate movements.) The Fund’s exposure to higher-yielding bonds in the lower Investment-grade quality category aided performance, as this market segment outperformed during the period. The Fund also benefited from income generated in the form of coupon payments from its portfolio of municipal bond holdings. In addition, the Fund’s limited use of leverage provided both incremental return and income in an environment of declining interest rates. (Bond prices rise as yields fall).
•	There were no detractors from performance on an absolute basis as all areas of the Fund’s investment universe appreciated during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2015 ($14.45)[1]	4.78%
Tax Equivalent Yield[2]	9.67%
Current Monthly Distribution per Common Share[3]	$0.0575
Current Annualized Distribution per Common Share[3]	$0.6900
Economic Leverage as of January 31, 2015[4]	35%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
6	SEMI-ANNUAL REPORT	JANUARY 31, 2015

BlackRock Muni New York Intermediate Duration Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/15	7/31/14	Change	High	Low
Market Price	$14.45	$13.64	5.94%	$14.49	$13.61
Net Asset Value	$15.97	$15.34	4.11%	$15.97	$15.34

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/15	7/31/14
Transportation	19%	20%
County/City/Special District/School District	18	21
Education	15	15
Health	13	13
Utilities	12	11
State	10	8
Corporate	8	8
Housing	4	4
Tobacco	1	—

For Fund compliance purposes, the Fund’s sector classifications refer to any or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2015	4%
2016	8
2017	5
2018	9
2019	10
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.
Credit Quality Allocation[1]	1/31/15	7/31/14
AAA/Aaa	9%	7%
AA/Aa	52	54
A	21	22
BBB/Baa	7	6
BB/Ba	5	5
N/R2	6	6
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2015 and July 31, 2014, the market value of unrated securities deemed by the investment advisor to be investment grade was $3,529,147, representing 3%, and $2,266,516, representing 2%, respectively, of the Fund’s total investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	7

Fund Summary as of January 31, 2015	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2015, the Fund returned 12.73% based on market price and 7.75% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 8.27% based on market price and 7.81% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	The Fund’s duration positioning made the largest contribution to performance, as yields on municipal bonds decreased substantially during the period. (Bond prices rise as yields fall; duration measures sensitivity to interest rate movements). The income generated from the Fund’s holdings of Arizona tax-exempt municipal bonds contributed to performance as well. The Fund’s exposure to the long end of the yield curve helped performance as the yield curve flattened substantially over the period (long-term rates fell much more than intermediate rates, while two-year rates rose). The Fund also benefited from its credit exposure as spreads generally tightened, especially in the corporate sector. In addition, the Fund’s use of leverage amplified the positive effect of falling rates on performance.
•	There were no detractors from performance on an absolute basis as all areas of the Fund’s investment universe appreciated during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE MKT	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2015 ($16.45)[1]	5.07%
Tax Equivalent Yield[2]	9.38%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of January 31, 2015[4]	37%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 45.97%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
8	SEMI-ANNUAL REPORT	JANUARY 31, 2015

BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/15	7/31/14	Change	High	Low
Market Price	$16.45	$15.00	9.67%	$17.46	$14.42
Net Asset Value	$15.22	$14.52	4.82%	$15.22	$14.52

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/15	7/31/14
County/City/Special District/School District	26%	25%
Utilities	20	21
Education	15	13
State	13	14
Health	12	13
Corporate	11	11
Transportation	3	3

For Fund compliance purposes, the Fund’s sector classifications refer to any or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2015	12%
2016	3
2017	2
2018	28
2019	9
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/15	7/31/14
AAA/Aaa	12%	13%
AA/Aa	48	47
A	28	29
BBB/Baa	6	7
BB/Ba	3	1
N/R2	3	3
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2015 and July 31, 2014, the market value of unrated securities deemed by the investment advisor to be investment grade was $1,062,100 and $1,066,200, each representing 1%, respectively, of the Fund’s total investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	9

Fund Summary as of January 31, 2015	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2015, the Fund returned 13.35% based on market price and 6.74% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 12.10% based on market price and 7.85% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Municipal bonds generally delivered strong performance during the six-month period, with yields declining as prices rose, and California issues gained an additional boost from the state’s improving credit profile. (Bond prices generally rise as yields fall.) Longer-term municipal bonds generally outperformed shorter-term issues. In this environment, the Fund’s exposure to the long end of the yield curve had a positive impact on performance. Its positions in AA-rated issues, education-related bonds and those issued by school districts helped returns, as did its positions in the transportation health care sectors. Leverage on the Fund’s assets, which was achieved through the use of tender option bonds, amplified the positive effect of falling rates on performance.
•	There were no detractors from performance on an absolute basis as all areas of the Fund’s investment universe appreciated during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2015 ($16.37)[1]	5.42%
Tax Equivalent Yield[2]	11.05%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Economic Leverage as of January 31, 2015[4]	36%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
10	SEMI-ANNUAL REPORT	JANUARY 31, 2015

BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/15	7/31/14	Change	High	Low
Market Price	$16.37	$14.87	10.09%	$16.42	$14.82
Net Asset Value	$16.98	$16.38	3.66%	$16.98	$16.38

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/15	7/31/14
County/City/Special District/School District	41%	38%
Utilities	19	20
Education	13	13
Health	12	12
State	6	9
Transportation	6	6
Tobacco	1	—
Corporate	1	1
Housing	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to any or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	2%
2016	8
2017	10
2018	16
2019	23
[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/15	7/31/14
AAA/Aaa	6%	7%
AA/Aa	73	72
A	18	19
BBB/Baa	2	2
B	1	—
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	11

Fund Summary as of January 31, 2015	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2015, the Fund returned 14.49% based on market price and 8.39% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 11.69% based on market price and 8.99% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Municipal bonds generally delivered strong performance during the six-month period, with yields declining as prices rose. (Bond prices generally rise as yields fall.) Long-term bonds outperformed their short-term counterparts, leading to a flattening of the yield curve. In this environment, the Fund’s duration positioning contributed positively to performance. (Duration measures sensitivity to interest rate movements.) The Fund’s longer-dated holdings in the transportation, health care, utilities and tax-backed sectors experienced the best price action on an absolute basis. The income generated from the Fund’s holdings of tax-exempt municipal bonds contributed to performance as well.
•	There were no detractors from performance on an absolute basis as all areas of the Fund’s investment universe appreciated during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2015 ($16.16)[1]	6.05%
Tax Equivalent Yield[2]	10.69%
Current Monthly Distribution per Common Share[3]	$0.0815
Current Annualized Distribution per Common Share[3]	$0.9780
Economic Leverage as of January 31, 2015[4]	38%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
12	SEMI-ANNUAL REPORT	JANUARY 31, 2015

BlackRock MuniYield Investment Fund

Market Price and Net Asset Value Per Share Summary

	1/31/15	7/31/14	Change	High	Low
Market Price	$16.16	$14.56	10.99%	$16.39	$14.41
Net Asset Value	$16.35	$15.56	5.08%	$16.35	$15.56

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/15	7/31/14
Transportation	26%	26%
County/City/Special District/School District	23	21
Utilities	16	17
Health	15	15
State	7	6
Education	6	7
Housing	3	3
Corporate	3	4
Tobacco	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to any or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	1%
2016	1
2017	3
2018	14
2019	31
[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

Credit Quality Allocation[1]	1/31/15	7/31/14
AAA/Aaa	7%	7%
AA/Aa	61	60
A	25	25
BBB/Baa	5	5
BB/Ba	1	1
N/R	1	2
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	13

Fund Summary as of January 31, 2015	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2015, the Fund returned 9.71% based on market price and 8.54% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 8.91% based on market price and 7.86% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Municipal bonds generally delivered strong performance during the six-month period, with yields declining as prices rose. (Bond prices generally rise as yields fall.) Long-term bonds outperformed their short-term counterparts, leading to a flattening of the yield curve. In this environment, the Fund’s duration positioning contributed positively to performance. (Duration measures sensitivity to interest rate movements.) The Fund’s longer dated holdings in the tax-backed, transportation and education sectors experienced the best price action on an absolute basis. The income generated from the Fund’s holdings of tax-exempt municipal bonds contributed to performance as well.
•	There were no detractors from performance on an absolute basis as all areas of the Fund’s investment universe appreciated during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2015 ($15.62)[1]	5.76%
Tax Equivalent Yield[2]	11.18%
Current Monthly Distribution per Common Share[3]	$0.075
Current Annualized Distribution per Common Share[3]	$0.900
Economic Leverage as of January 31, 2015[4]	37%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
14	SEMI-ANNUAL REPORT	JANUARY 31, 2015

BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/15	7/31/14	Change	High	Low
Market Price	$15.62	$14.67	6.48%	$15.78	$14.25
Net Asset Value	$16.97	$16.11	5.34%	$16.97	$16.11

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/15	7/31/14
Transportation	35%	33%
State	18	20
Education	17	17
County/City/Special District/School District	13	12
Health	7	8
Corporate	7	7
Housing	2	2
Utilities	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to any or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2015	5%
2016	1
2017	6
2018	11
2019	12
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.
Credit Quality Allocation[1]	1/31/15	7/31/14
AAA/Aaa	4%	5%
AA/Aa	37	38
A	49	44
BBB/Baa	7	10
BB/Ba	1	—
B	1	1
N/R2	1	2
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2015 and July 31, 2014, the market value of unrated securities deemed by the investment advisor to be investment grade was $3,719,118, representing 1%, and $7,267,541, representing 2%, respectively, of the Fund’s total investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	15

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 130.9%
Corporate — 12.2%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 1/01/25 (a)	$500	$546,850
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,005,740
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (b):
5.50%, 1/01/18	1,000	1,047,420
5.50%, 1/01/21	250	261,475
5.50%, 1/01/24	1,000	1,044,100
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	1,000	1,027,510
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	519,200
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (b)	1,000	1,056,450
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	511,700
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,219,200
		8,239,645
County/City/Special District/School District — 23.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,085,830
City of New York New York, GO, Refunding:
Fiscal 2013, Series J, 5.00%, 8/01/23	1,000	1,240,870
Series E, 5.25%, 8/01/22	2,000	2,483,440
Series E, 5.00%, 8/01/30	1,250	1,480,363
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	827,421
Sub-Series B-1, 5.25%, 9/01/22	750	863,925
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,769,460
Sub-Series I-1, 5.13%, 4/01/25	750	868,770
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	123,812
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,556,940
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	847,500
County of Nassau, GO, 5.00%, 10/01/33	500	592,135
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,175,710
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	$1,000	$1,149,170
		16,065,346
Education — 22.4%
Build NYC Resource Corp., RB, Bronx Charter School For Excellence Project, Series A, 3.88%, 4/15/23	505	501,632
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,199,080
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,191,240
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,135,860
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	580,490
New York City Transitional Finance Authority Building Aid Revenue, RB, 5.00%, 7/15/31	500	607,130
New York City Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	607,595
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	976,862
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	145,999
Fordham University, Series A, 5.25%, 7/01/25	500	599,435
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,173,960
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	295,557
Series A, 5.00%, 3/15/32	1,000	1,215,560
New York State Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	444,934
Fordham University, 5.00%, 7/01/30	300	354,306
Pace University, Series A, 5.00%, 5/01/27	1,000	1,128,830
The Culinary Institute of America, 5.00%, 7/01/28	500	567,845
State of New York Dormitory Authority, RB, Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,052,220
State of New York Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,283,152
		15,061,687
Health — 19.6%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/30	500	584,420
City of New York New York Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,415,608
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	254,246

Portfolio Abbreviations

AGC AGM AMBAC AMT ARB BARB BHAC CAB COP
Assured Guarantee Corp.
Assured Guaranty Municipal Corp.
American Municipal Bond Assurance Corp.
Alternative Minimum Tax (subject to)
Airport Revenue Bonds
Building Aid Revenue Bonds
Berkshire Hathaway Assurance Corp.
Capital Appreciation Bonds
Certificates of Participation
EDA ERB GARB GO HFA IDA IDB ISD
Economic Development Authority
Education Revenue Bonds
General Airport Revenue Bonds
General Obligation Bonds
Housing Finance Agency
Industrial Development Authority
Industrial Development Board
Independent School District
		LRB M/F NPFGC PILOT RB S/F SONYMA Syncora	Lease Revenue Bonds Multi-Family National Public Finance Guarantee Corp. Payment in Lieu of Taxes Revenue Bonds Single-Family State of New York Mortgage Agency Syncora Guarantee

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	$1,000	$1,167,520
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	110	110,323
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	842,776
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,049,485
Remarketing, Series A, 5.00%, 11/01/30	650	732,784
Series B, 6.00%, 11/01/30	240	284,196
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	517,498
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	516,695
4.00%, 1/01/23	250	273,225
5.00%, 1/01/28	875	994,884
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	527,805
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,165,940
New York University Hospitals Center, Series B, 5.25%, 7/01/17 (c)	355	386,272
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	278,550
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	742,905
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	566,045
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	794,520
		13,205,697
Housing — 3.6%
City of New York New York Housing Development Corp., RB, M/F Housing:
Class F, 4.50%, 2/15/48	500	512,095
Series B1, 5.25%, 7/01/30	500	596,265
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	813,283
State of New York Mortgage Agency, Refunding RB, S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	500	519,860
		2,441,503
State — 10.0%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	661,043
New York State Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,193,254
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	672,240
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,152,850
New York State Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	473,428
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,695,030
Municipal Bonds	Par (000)	Value
New York (concluded)
State (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	$500	$564,280
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	295,893
		6,708,018
Tobacco — 0.9%
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 5/15/34	500	581,800
Transportation — 24.7%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,185,860
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,093,133
Series A-1, 5.25%, 11/15/33	500	601,340
Series B, 5.25%, 11/15/33	1,000	1,211,940
Series B (NPFGC), 5.25%, 11/15/19	860	1,024,802
Series H, 5.00%, 11/15/30	500	592,255
Sub-Series B-1, 5.00%, 11/15/24	460	560,146
Sub-Series B-4, 5.00%, 11/15/24	300	365,313
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,163,490
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,408,000
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	555,030
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,163,470
Consolidated, 152nd, 5.00%, 11/01/24	1,000	1,106,370
State of New York Thruway Authority, Refunding RB, General:
Series G (AGM), 5.00%, 1/01/37	1,000	1,150,390
Series K, 5.00%, 1/01/32	500	596,120
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	1,000	1,230,720
5.00%, 1/01/27	500	600,405
		16,608,784
Utilities — 13.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series DD, 5.00%, 6/15/32	500	558,430
Water & Sewer System, Series EE, 5.00%, 6/15/34	3,000	3,515,400
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.50%, 4/01/24	500	568,475
General, Series D (NPFGC), 5.00%, 9/01/25	2,000	2,122,540
Series A, 5.00%, 9/01/34	1,000	1,163,710
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,185,821
		9,114,376
Total Municipal Bonds in New York		88,026,856

Puerto Rico — 2.2%
Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,405	1,498,179

U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/30	500	573,870
Total Municipal Bonds — 134.0%		90,098,905

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	17

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York — 18.1%
County/City/Special District/School District — 4.1%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	$599	$696,610
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,181,897
Sub-Series G-1, 5.00%, 4/01/29	750	882,030
		2,760,537
State — 4.5%
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,774,084
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,229,145
		3,003,229
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	749	889,491
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	862,853
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,152,988
		2,905,332
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (concluded)
Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	$1,560	$1,826,947
Series A, 4.75%, 6/15/30	1,500	1,632,120
		3,459,067
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1%		12,128,165
Total Investments (Cost — $93,516,493) — 152.1%		102,227,070
Other Assets Less Liabilities — 1.4%		1,018,403
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.5%)		(6,420,014)
VRDP Shares, at Liquidation Value — (44.0%)		(29,600,000)
Net Assets Applicable to Common Shares — 100.0%		$67,225,459

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)
Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Represents the current yield as of report date.
(f)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income	Realized Gains
BIF New York Municipal Money Fund	441,039	(441,039)	—	—	$107

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(75)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$9,815,625	$(281,054)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$102,227,070	—	$102,227,070
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(281,054)	—	—	$(281,054)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$102,000	—	—	$102,000
Liabilities:
Bank overdraft	—	$(81,000)	—	(81,000)
TOB trust certificates	—	(6,419,171)	—	(6,419,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)
Total	$102,000	$(36,100,171)	—	$(35,998,171)

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	19

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Arizona — 140.0%
Corporate — 16.4%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,980,576
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,110,350
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,047,130
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,502,060
5.00%, 12/01/37	1,500	1,811,835
		11,451,951
County/City/Special District/School District — 39.2%
City of Phoenix Arizona Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,387,709
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,128,770
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,064,360
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
1.00%, 7/01/29	480	574,070
1.00%, 7/01/30	400	478,392
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,175,050
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,160,110
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,254,975
5.00%, 12/01/29	1,250	1,252,825
County of Pinal Arizona, RB, 5.00%, 8/01/33	500	594,440
County of Yuma Arizona Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,094,930
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,321,260
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	764,168
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,257,656
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,788,375
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	4,042,548
Scottsdale Municipal Property Corp., RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,000	1,134,350
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,155	1,159,008
5.75%, 7/15/24	750	760,148
		27,393,144
Education — 23.7%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	3,006,567
Arizona State University, RB, Series C:
6.00%, 7/01/25	970	1,128,576
6.00%, 7/01/26	745	865,429
6.00%, 7/01/27	425	493,701
6.00%, 7/01/28	400	462,316
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	570,090
Great Hearts Academy Project, 5.00%, 7/01/44 (b)	2,000	2,097,940
Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
City of Phoenix Arizona IDA, RB (concluded):
Great Hearts Academies—Veritas Project, 6.30%, 7/01/42	$500	$537,735
Legacy Traditional Schools, Series A, 6.75%, 7/01/44 (b)	440	509,991
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	305	298,019
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	985	992,062
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,486,450
Student & Academic Services LLC, RB, Northern Arizona Capital Facilities Project, 5.00%, 6/01/39	1,400	1,624,000
Town of Florence, Arizona IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	547,290
		16,620,166
Health — 19.1%
Arizona Health Facilities Authority, RB:
Catholic Healthcare West, Series B-1, 5.25%, 3/01/39	1,500	1,689,105
Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	550,560
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,255,424
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,096,350
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	550,040
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	199,330
County of Maricopa Arizona IDA, Refunding RB, Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (c)	1,000	1,062,100
University Medical Center Corp., RB, 6.50%, 7/01/39	500	590,990
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	1,000	1,205,050
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,177,850
		13,376,799
Housing — 0.5%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	30	32,252
Series A-2, 5.80%, 7/01/40	45	45,773
City of Phoenix & County of Pima Arizona IDA, RB, S/F, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	155	155,282
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F, Series 1, AMT (Fannie Mae), 5.25%, 8/01/38	19	19,654
City of Phoenix Arizona IDA, Refunding RB, S/F, Series 2, AMT (Fannie Mae), 5.50%, 12/01/38	39	41,301
County of Maricopa Arizona IDA, RB, S/F, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	79	78,849
		373,111
State — 16.3%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (d)	4,000	4,575,760
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,146,360
5.75%, 9/01/22	2,000	2,333,600

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Arizona (concluded)
State (concluded)
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A, 5.00%, 7/01/31	$1,000	$1,105,500
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,216,547
		11,377,767
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,115,000
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,130,990
Senior Lien, AMT, 5.00%, 7/01/32	700	809,669
		3,055,659
Utilities — 20.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,307,360
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/38	2,000	2,253,600
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/36	2,500	2,855,950
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	521,455
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	982,296
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,632,928
5.00%, 8/01/35	1,000	1,021,040
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,121,570
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,562,400
		14,258,599
Total Municipal Bonds in Arizona		97,907,196
Municipal Bonds	Par (000)	Value
Guam — 3.1%
State — 3.1%
Territory of Guam, RB, Business Privilege Tax:
Series A, 5.25%, 1/01/36	$65	$74,163
Series A, 5.13%, 1/01/42	800	902,296
Series B-1, 5.00%, 1/01/37	80	89,557
Series B-1, 5.00%, 1/01/42	1,000	1,112,880
Total Municipal Bonds in Guam		2,178,896
Total Municipal Bonds — 143.1%		100,086,092

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 10.8%
Utilities — 10.8%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,447,750
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,425,310
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	727,327
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.8%		7,600,387
Total Long-Term Investments (Cost — $97,345,239) — 153.9%		107,686,479

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	2,289,928	2,289,928
Total Short-Term Securities (Cost — $2,289,928) — 3.3%		2,289,928
Total Investments (Cost — $99,635,167) — 157.2%		109,976,407
Other Assets Less Liabilities — 0.9%		597,194
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8%)		(3,330,094)
VRDP Shares, at Liquidation Value — (53.3%)		(37,300,000)
Net Assets Applicable to Common Shares — 100.0%		$69,943,507

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)
Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	3,656,883	(1,366,955)	2,289,928	$83

(g)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	21

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(30)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$3,926,250	$(65,750)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		$107,686,479	—	$107,686,479
Short-Term Securities	$2,289,928		—	2,289,928
Total	$2,289,928	$107,686,479	—	$109,976,407
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(65,750)	—	—	$(65,750)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$41,000	—	—	$41,000
Liabilities:
TOB trust certificates	—	$(3,330,000)	—	(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	$41,000	$(40,630,000)	—	$(40,589,000)

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California — 93.1%
Corporate — 1.6%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,170,458
Series D, 5.88%, 1/01/34	4,000	4,801,880
		5,972,338
County/City/Special District/School District — 31.8%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,787,720
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,009,200
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/34	2,635	3,152,092
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,887,445
6.50%, 5/01/42	1,860	2,290,162
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	3,013,717
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,908,480
El Monte Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/32	9,620	10,780,845
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,577,615
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,492,340
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,485	8,841,806
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 5.75%, 9/01/34	1,215	1,433,542
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,625	5,394,878
Norris School District, GO, Election of 2012, Series B, 5.25%, 11/01/40	3,110	3,707,587
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,706,560
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,343,170
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	7,102,954
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	6,141,800
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,748,661
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,210	7,033,570
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	3,022,300
		115,376,444
Education — 4.4%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	3,012,250
San Francisco University, 6.13%, 10/01/36	1,745	2,143,035
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,280,915
California School Finance Authority, RB:
Alliance College-Ready Public Schools—2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,714,905
Alliance College-Ready Public Schools—2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,477,390
Value Schools, 6.65%, 7/01/33	595	660,039
Value Schools, 6.90%, 7/01/43	1,330	1,488,283
		15,776,817
Municipal Bonds	Par (000)	Value
California (continued)
Health — 16.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	$2,270	$2,800,704
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	11,090	12,553,769
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,175,000
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,707,800
Sutter Health, Series B, 6.00%, 8/15/42	7,530	9,120,637
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,813,700
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,683,864
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	2,014,886
		59,870,360
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,745
State — 9.8%
State of California, GO, Various Purposes:
6.00%, 4/01/38	8,000	9,669,440
6.00%, 11/01/39	3,355	4,143,995
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	1,505	1,827,236
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,247,500
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	259,557
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,868,232
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,471,752
		35,487,712
Tobacco — 1.7%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	7,075	6,249,135
Transportation — 9.4%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	6,249,865
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,693,656
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	3,750	4,317,112
5.25%, 5/15/39	3,605	4,160,531
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,153,120
5.75%, 3/01/34	1,000	1,168,260
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,670,242
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,345,150
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,466,260
Senior Series B, 5.75%, 7/01/39	900	1,032,381
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,802,653
		34,059,230

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	23

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities — 16.9%
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	$4,000	$4,627,880
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,238,908
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,950,295
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	8,430	9,489,483
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	3,035	3,433,040
Water Utility Improvement, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,680,505
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	5,595	6,138,554
Series C, 5.00%, 7/01/35	7,145	7,567,198
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,512,289
5.25%, 5/01/33	2,810	3,375,962
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,920	4,587,066
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	3,070	3,565,283
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,874,742
		61,041,205
Total Municipal Bonds — 93.1%		337,336,986

Municipal Bonds Transferred to Tender Option Bond Trusts (a)	Par (000)
California — 61.5%
County/City/Special District/School District — 31.8%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	11,290,392
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33 (c)	14,850	17,083,440
Election of 2008, Series C, 5.25%, 8/01/39 (b)(c)	9,680	11,434,936
Los Angeles Community College District California, GO, Election of 2008, Refunding, 6.00%, 8/01/33 (c)	3,828	4,717,166
Los Angeles County Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	21,104,233
5.00%, 12/01/44	14,095	16,598,548
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	9,036,496
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	6,000	6,120,300
Municipal Bonds Transferred to Tender Option Bond Trusts (a)	Par (000)	Value
California (concluded)
County/City/Special District/School District (concluded)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	$15,520	$18,052,553
		115,438,064
Education — 15.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (b)	13,845	15,764,748
University of California, RB:
Series AM, 5.25%, 5/15/44	11,950	14,493,677
Series L, 5.00%, 5/15/36	8,500	9,068,735
Series L, 5.00%, 5/15/40	11,597	12,372,867
Series O, 5.75%, 5/15/34	2,805	3,326,197
		55,026,224
Health — 2.4%
California Statewide Communities Development Authority, Refunding RB, 5.00%, 11/01/43	7,350	8,625,446
Utilities — 12.1%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,344,914
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,473,292
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	20,000	21,943,000
		43,761,206
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 61.5%		222,850,940
Total Long-Term Investments (Cost — $502,084,633) — 154.6%		560,187,926

Short-Term Securities	Shares
Money Market Funds — 1.1%
BIF California Municipal Money Fund, 0.00% (d)(e)	4,099,293	4,099,293

Municipal Bonds — 0.5%	Par
California School Cash Reserve Program Authority, RB, Series G, 2.00%, 2/27/15 (d)	$1,666,819	1,666,819
Total Short-Term Securities (Cost — $5,766,112) — 1.6%		5,766,112
Total Investments (Cost — $507,850,745) — 156.2%		565,954,038
Other Assets Less Liabilities — 1.1%		3,940,822
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.1%)		(101,719,633)
VRDP Shares, at Liquidation Value — (29.2%)		(105,900,000)
Net Assets Applicable to Common Shares — 100.0%		$362,275,227

Notes to Schedule of Investments

(a)
Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(b)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018, is $14,709,685.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)
(e)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BIF California Municipal Money Fund	1,241,527	2,857,766	4,099,293	—

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(250)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$32,718,750	$(805,976)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$560,187,926	—	$560,187,926
Short-Term Securities	$4,099,293	1,666,819	—	5,766,112
Total	$4,099,293	$561,854,745	—	$565,954,038
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(805,976)	—	—	$(805,976)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$339,000	—	—	$339,000
Liabilities:
TOB trust certificates	—	$(101,708,288)	—	(101,708,288)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$339,000	$(207,608,288)	—	$(207,269,288)

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	25

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$615,812
Town of Courtland Alabama IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	1,000	1,006,700
		1,622,512
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	1,000	1,148,080
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	565,690
		1,713,770
California — 12.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,130,505
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,992,490
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	838,773
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,301,590
5.25%, 5/01/33	830	976,204
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,719,720
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,999,874
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,600	4,072,140
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,517,255
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	3,140,662
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,239,810
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	1,002,852
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	771,406
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,475,179
		28,178,460
Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,208,650
5.50%, 11/15/30	330	396,432
5.50%, 11/15/31	400	479,492
		2,084,574
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	575,730
Florida — 6.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	809,534
County of Escambia Florida, Refunding RB, International Paper Co. Project, Series B, AMT, 5.00%, 8/01/26	600	600,732
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,383,247
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	$2,000	$2,264,340
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	270	275,251
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,371,919
Series B, AMT, 6.25%, 10/01/38	525	658,938
Series B, AMT, 6.00%, 10/01/42	700	855,638
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,788,188
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,433,928
		13,441,715
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,033,270
Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	585,909
5.25%, 8/01/26	525	630,042
		1,215,951
Illinois — 16.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	7,421,923
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/33	980	1,065,740
5.25%, 1/01/29	1,000	1,097,690
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	655	732,362
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,160,200
5.25%, 12/01/40	1,000	1,155,470
5.00%, 12/01/44	2,520	2,951,122
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,189,320
5.25%, 12/01/43	1,500	1,742,505
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,726,160
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,383,888
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,930,599
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,639,054
6.00%, 6/01/28	390	467,068
State of Illinois, GO:
5.25%, 2/01/31	1,005	1,129,087
5.25%, 2/01/32	2,200	2,460,876
5.50%, 7/01/33	1,000	1,144,730
5.50%, 7/01/38	415	472,141
		36,869,935
Indiana — 3.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,672,150
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,231,760
		6,903,910
Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,880,089

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Kentucky — 0.7%
Counties of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	$1,200	$1,442,916
Louisiana — 3.2%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,767,105
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
5.00%, 10/01/37	1,890	2,238,270
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,721,679
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,321,455
		7,048,509
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	3,065,550
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 7/01/45 (a)	330	382,331
Massachusetts — 3.3%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	3,000	3,221,580
Series C, 5.35%, 12/01/42	2,000	2,121,240
Series F, 5.70%, 6/01/40	1,955	2,101,488
		7,444,308
Michigan — 2.7%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,168,744
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,457,712
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	1,970	2,487,775
		6,114,231
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,398,522
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	440	522,896
		2,921,418
Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,355,733
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	4,019,152
		7,374,885
New Jersey — 4.8%
New Jersey EDA, RB:
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,000	1,114,730
The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	900	1,019,592
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,624,827
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	$2,670	$3,133,966
Series AA, 5.50%, 6/15/39	2,475	2,886,271
		10,779,386
New York — 1.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 7/15/43	465	549,374
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,885,158
		2,434,532
Ohio — 2.2%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,595,863
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,000	1,198,390
		4,794,253
Pennsylvania — 4.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,267,253
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	1,000	1,034,630
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	2,455	2,912,440
6.00%, 12/01/41	3,000	3,245,250
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,777,605
		10,237,178
South Carolina — 4.9%
City of Columbia South Carolina, RB, Hospitality Fee Pledge, 5.00%, 2/01/44	3,695	4,318,716
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	3,030,173
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,369,011
5.50%, 7/01/41	1,000	1,175,810
		10,893,710
Texas — 9.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,168,780
6.00%, 1/01/41	2,600	3,052,426
Central Texas Turnpike System, Refunding RB, Series C (a):
5.00%, 8/15/37	1,110	1,265,322
5.00%, 8/15/42	520	590,938
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,555	1,847,496
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,059,380
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,563,525
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,536,881
Series H, 5.00%, 11/01/37	1,535	1,712,385

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	27

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	$1,000	$1,155,800
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	845,837
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,039,422
		21,838,192
Virginia — 2.0%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	642,690
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	800	971,912
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	2,440	2,853,897
		4,468,499
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,879,043
Total Municipal Bonds — 91.0%		202,638,857

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 20.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	2,680	3,205,409
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	4,200	4,782,372
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,924,240
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	5,250	6,201,799
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/19 (b)	7,697	9,483,597
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	906,359
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,926,477
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,557,430
		44,987,683
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (d)	2,149	2,491,721
District of Columbia — 3.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	2,805	3,340,521
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,995,372
		7,335,893
Florida — 2.2%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,364,358
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	470	481,670
		4,846,028
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Illinois — 3.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (b)	$5,300	$6,286,171
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,750	1,946,239
		8,232,410
Nevada — 8.8%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,824,600
Series B, 5.50%, 7/01/29	5,668	6,689,150
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	7,111,430
		19,625,180
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	2,159	2,497,154
New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,437,450
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,404,960
Series B, 5.25%, 6/15/36 (d)	1,000	1,119,401
		7,961,811
New York — 14.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	5,160,347
Series FF, 5.00%, 6/15/45	3,859	4,412,528
Series FF-2, 5.50%, 6/15/40	2,505	2,936,419
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,837,031
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,290	1,516,546
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	5,136,863
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	2,560	3,055,462
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,552,777
		31,607,973
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (d)	3,240	3,726,130
Texas — 6.8%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	3,989	4,595,786
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,308,010
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	4,193,852
		15,097,648

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$1,994	$2,243,016
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	2,028,234
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 68.6%		152,680,881
Total Long-Term Investments (Cost — $310,307,203) — 159.6%		355,319,738
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	1,591,044	$1,591,044
Total Short-Term Securities (Cost — $1,591,044) — 0.7%		1,591,044
Total Investments (Cost — $311,898,247) — 160.3%		356,910,782
Other Assets Less Liabilities — 0.4%		1,013,526
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.0%)		(75,828,026)
VRDP Shares, at Liquidation Value — (26.7%)		(59,400,000)
Net Assets Applicable to Common Shares — 100.0%		$222,696,282

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$590,938	$8,648
Barclays Capital, Inc.	1,265,322	17,571
Morgan Stanley & Co. LLC	382,331	2,980

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $18,118,171.

(e)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,361,852	229,192	1,591,044	$172

(f)	Represents the current yield as of report date.
•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(311)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$40,702,125	$(1,115,800)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	29

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$355,319,738	—	$355,319,738
Short-Term Securities	$1,591,044	—	—	1,591,044
Total	$1,591,044	$355,319,738	—	$356,910,782
[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,115,800)	—	—	$(1,115,800)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$422,000	—	—	$422,000
Liabilities:
Bank overdraft	—	$(1,736,678)	—	(1,736,678)
TOB trust certificates	—	(75,815,271)	—	(75,815,271)
VRDP Shares	—	(59,400,000)	—	(59,400,000)
Total	$422,000	$(136,951,949)	—	$(136,529,949)
During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 127.6%
Corporate — 10.3%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$5,113,427
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	515,537
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series A, 5.63%, 11/15/30	1,730	1,939,140
Series B, 5.63%, 11/15/30	485	537,783
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	9,216,061
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,791,608
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,956,615
		25,070,171
County/City/Special District/School District — 14.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	2,280	2,541,288
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,375,524
5.00%, 1/15/27	845	963,638
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM), 5.00%, 7/01/33	1,575	1,667,988
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,638,466
5.50%, 10/01/29	5,085	6,926,024
County of Gloucester New Jersey Improvement Authority, RB, County Guaranteed Loan—County Capital Program, 5.00%, 4/01/38	1,000	1,103,760
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,632,570
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,485,680
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,650	1,910,156
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	755,901
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,673,488
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,018
5.00%, 12/01/16	5	5,016
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	1,000	1,132,880
		33,817,397
Education — 25.4%
New Jersey EDA, RB:
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,124,650
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,691,010
Series A, 6.20%, 10/01/44	235	245,039
Series A, 6.30%, 10/01/49	375	391,451
The Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,294,100
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey EDA, Refunding RB, Series A (a):
5.88%, 8/01/44	$780	$814,624
6.00%, 8/01/49	555	579,209
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	3,925	4,455,582
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,274,896
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,813,883
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,073,680
Kean University, Series A, 5.50%, 9/01/36	4,500	5,210,325
Montclaire State University, Series A, 5.00%, 7/01/44	6,790	8,050,020
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,430,288
Ramapo College, Series B, 5.00%, 7/01/42	340	384,441
Rider University, Series A, 5.00%, 7/01/32	1,000	1,106,130
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,028,870
Seton Hall University, Series D, 5.00%, 7/01/38	395	452,595
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (b)	1,300	1,641,458
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	1,625	2,077,660
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	4,045	4,599,125
Series 1A, 5.00%, 12/01/25	840	888,208
Series 1A, 5.00%, 12/01/26	530	559,378
Series 1A, 5.25%, 12/01/32	900	996,903
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	3,040	3,496,182
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,815,481
		61,495,188
Health — 10.6%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	672,305
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,560,343
Hunterdon Medical Center, Series A, 5.13%, 7/01/16 (b)	1,950	2,082,581
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	945	1,017,765
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,702,239
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,845,575
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,942,308
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,168,710
Meridian Health System Obligated Group, 5.00%, 7/01/26	830	965,141
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,107,210
South Jersey Hospital, 5.00%, 7/01/36	385	401,632
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,150	4,369,162
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,090	1,277,436
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,030	3,514,224
		25,626,631

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	31

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing — 3.4%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	$2,305	$2,463,353
S/F Housing, Series AA, 6.50%, 10/01/38	430	447,097
S/F Housing, Series CC, 5.00%, 10/01/34	1,875	2,003,419
S/F Housing, Series U, AMT, 4.95%, 10/01/32	385	396,873
S/F Housing, Series U, AMT, 5.00%, 10/01/37	515	522,921
S/F Housing, Series X, AMT, 5.05%, 4/01/18	295	317,792
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,124,517
		8,275,972
State — 22.0%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/23 (c)	1,460	1,209,362
CAB, Series B, 0.00%, 11/01/28 (c)	4,540	3,122,567
Election of 2005, Series A, 5.80%, 11/01/15 (b)	2,500	2,606,425
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,499,680
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,262,801
School Facilities Construction (AGC) 5.50%, 12/15/18 (b)	2,345	2,755,375
School Facilities Construction (AGC) 5.50%, 12/15/34	1,320	1,518,818
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,902,487
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,452,074
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (b)	1,300	1,305,460
School Facilities Construction, Series P, 5.25%, 9/01/15 (b)	2,710	2,790,921
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,070	1,192,761
School Facilities Construction, Series Y, 5.00%, 9/01/33	880	982,115
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	440	500,513
Cigarette Tax, 5.00%, 6/15/28	720	811,706
Cigarette Tax, 5.00%, 6/15/29	1,760	1,980,123
Lions Gate Project, 5.00%, 1/01/34	500	526,065
Lions Gate Project, 5.25%, 1/01/44	315	333,018
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,370,710
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,105,830
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,404,400
School Facilities Construction, Series RR, 5.00%, 6/15/33	4,500	5,039,145
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,491,774
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	1,100	1,246,553
		53,410,683
Transportation — 40.5%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	3,058,588
Series D, 5.00%, 1/01/40	1,535	1,742,762
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	8,420	9,462,480
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35	4,870	5,215,575
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey State Turnpike Authority, RB (concluded):
Series A, 5.00%, 1/01/38	$7,000	$8,009,960
Series A, 5.00%, 1/01/43	610	691,899
Series E, 5.25%, 1/01/40	2,525	2,848,099
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,142,900
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	4,140	1,658,691
Transportation Program, Series AA, 5.25%, 6/15/33	5,935	6,831,838
Transportation Program, Series AA, 5.00%, 6/15/38	7,290	8,095,691
Transportation System, 6.00%, 12/15/38	1,950	2,293,181
Transportation System, Series A, 6.00%, 6/15/35	6,030	7,409,302
Transportation System, Series A, 5.88%, 12/15/38	3,650	4,284,261
Transportation System, Series A, 5.50%, 6/15/41	5,500	6,340,510
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,462,675
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,156,350
Transportation System, Series AA, 5.50%, 6/15/39	5,520	6,437,258
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,153,850
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	278,240
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,210,111
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,739,098
152nd Series, AMT, 5.25%, 11/01/35	240	266,390
166th Series, 5.25%, 7/15/36	4,000	4,665,600
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,696,305
		98,151,614
Utilities — 1.4%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (c)	6,000	3,374,580
Total Municipal Bonds — 127.6%		309,222,236

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New Jersey — 29.2%
County/City/Special District/School District — 6.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	14,463,652
Education — 0.9%
Rutgers—The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,290,529
State — 7.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	7,104,607
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34 (b)	1,185	1,415,922
6.00%, 12/15/34	2,415	2,830,980
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (e)	5,230	5,871,759
		17,223,268
Transportation — 15.2%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	10,092,549
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,515,084
Series B, 5.25%, 6/15/36 (e)	5,001	5,597,004

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$11,250	$12,520,800
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	4,177,550
		36,902,987
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.2%		70,880,436
Total Long-Term Investments (Cost — $341,864,174) — 156.8%		380,102,672
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (f)(g)	1,801,072	$1,801,072
Total Short-Term Securities (Cost — $1,801,072) — 0.7%		1,801,072
Total Investments (Cost — $343,665,246) — 157.5%		381,903,744
Other Assets Less Liabilities — 1.0%		2,268,131
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.3%)		(39,561,581)
VRDP Shares, at Liquidation Value — (42.2%)		(102,200,000)
Net Assets Applicable to Common Shares — 100.0%		$242,410,294

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)
Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 06/15/2019 to 09/01/2020, is $14,350,925.

(f)	Represents the current yield as of report date.
(g)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income	Realized Gains
BIF New Jersey Municipal Money Fund	2,287,613	(486,541)	1,801,072	—	$100

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(385)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$50,386,875	$(1,358,083)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	33

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$380,102,672	—	$380,102,672
Short-Term Securities	$1,801,072	—	—	1,801,072
Total	$1,801,072	$380,102,672	—	$381,903,744
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,358,083)	—	—	$(1,358,083)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$523,000	—	—	$523,000
Liabilities:
TOB trust certificates	—	$(39,553,519)	—	(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)
Total	$523,000	$(141,753,519)	—	$(141,230,519)

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Statements of Assets and Liabilities

January 31, 2015 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Assets
Investments at value — unaffiliated[1]	$102,227,070	$107,686,479	$561,854,745	$355,319,738	$380,102,672
Investments at value — affiliated[2]	—	2,289,928	4,099,293	1,591,044	1,801,072
Cash pledged for financial futures contracts	102,000	41,000	339,000	422,000	523,000
Interest receivable	994,763	816,515	6,662,449	4,114,342	3,079,992
Investments sold receivable	215,000	5,680	14,197,706	2,397,806	—
Deferred offering costs	127,464	170,599	232,133	191,347	238,106
TOB trust receivable	—	—	21,944,995	—	—
Prepaid expenses	32,954	11,627	13,391	9,390	9,917
Total assets	103,699,251	111,021,828	609,343,712	364,045,667	385,754,759

Accrued Liabilities
Investments purchased payable	—	—	37,361,248	2,828,174	—
Income dividends payable — Common Shares	242,066	319,305	1,578,652	1,110,367	1,071,336
Bank overdraft	81,000	—	—	1,736,678	—
Variation margin payable on financial futures contracts	51,563	20,625	171,875	213,813	264,687
Investment advisory fees payable	47,977	46,689	231,074	151,130	162,209
Interest expense and fees payable	843	94	11,345	12,755	8,062
Officer’s and Directors’ fees payable	627	682	3,686	2,122	2,334
Other accrued expenses payable	30,545	60,926	102,317	79,075	82,318
Total accrued liabilities	454,621	448,321	39,460,197	6,134,114	1,590,946

Other Liabilities
TOB trust certificates	6,419,171	3,330,000	101,708,288	75,815,271	39,553,519
VRDP Shares, at liquidation value of $100,000 per share[3,4,5]	29,600,000	37,300,000	105,900,000	59,400,000	102,200,000
Total other liabilities	36,019,171	40,630,000	207,608,288	135,215,271	141,753,519
Total liabilities	36,473,792	41,078,321	247,068,485	141,349,385	143,344,465
Net Assets Applicable to Common Shareholders	$67,225,459	$69,943,507	$362,275,227	$222,696,282	$242,410,294

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$59,593,453	$60,954,375	$301,992,643	$189,735,209	$205,579,922
Undistributed net investment income	597,626	699,770	2,897,326	3,996,290	4,703,802
Undistributed net realized gain (accumulated net realized loss)	(1,395,143)	(1,986,128)	87,941	(14,931,952)	(4,753,845)
Net unrealized appreciation/depreciation	8,429,523	10,275,490	57,297,317	43,896,735	36,880,415
Net Assets Applicable to Common Shareholders	$67,225,459	$69,943,507	$362,275,227	$222,696,282	$242,410,294
Net asset value per Common Share	$15.97	$15.22	$16.98	$16.35	$16.97
[1] Investments at cost — unaffiliated	$93,516,493	$97,345,239	$503,751,452	$310,307,203	$341,864,174
[2] Investments at cost — affiliated	—	$2,289,928	$4,099,293	$1,591,044	$1,801,072
[3] Preferred Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
[4] Preferred Shares outstanding, par value $0.05 per share	—	—	—	594	—
[5] Preferred Shares authorized, including Auction Market Rate Preferred Shares (“AMPS”)	1,536	1,985	8,059	1,000,000	5,782
[6] Common Shares outstanding, par value $0.10 per share	4,209,844	4,594,310	21,333,129	13,624,137	14,284,482
[7] Common Shares authorized	199,998,464	199,998,015	199,991,941	Unlimited	199,994,218

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	35

Statements of Operations

Six Months Ended January 31, 2015 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Investment Income
Interest	$2,002,683	$2,392,830	$11,570,723	$8,082,955	$8,234,268
Income — affiliated	—	83	—	172	—
Total income	2,002,683	2,392,913	11,570,723	8,083,127	8,234,268

Expenses
Investment advisory	281,112	273,939	1,367,426	887,197	951,137
Liquidity fees	136,502	—	—	—	—
Professional	26,128	28,634	50,720	39,141	39,786
Remarketing fees on Preferred Shares	15,129	—	—	—	—
Transfer agent	9,356	8,610	15,110	12,700	13,841
Accounting services	9,166	9,615	40,706	27,236	28,715
Registration	4,741	1,018	4,744	4,722	4,721
Custodian	4,208	3,541	12,732	7,761	9,395
Printing	3,325	3,349	5,184	4,371	4,621
Officer and Directors	2,975	3,126	16,339	9,934	10,816
Miscellaneous	36,899	31,678	35,550	36,809	34,472
Total expenses excluding interest expense, fees and amortization of offering costs	529,541	363,510	1,548,511	1,029,871	1,097,504
Interest expense, fees and amortization of offering costs[1]	46,229	199,112	772,126	539,779	654,016
Total expenses	575,770	562,622	2,320,637	1,569,650	1,751,520
Less fees waived by Manager	(212)	(63)	(209)	(40)	(737)
Total expenses after fees waived	575,558	562,559	2,320,428	1,569,610	1,750,783
Net investment income	1,427,125	1,830,354	9,250,295	6,513,517	6,483,485

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	133,020	10,874	3,237,550	362,858	382,523
Financial futures contracts	(89,096)	—	(687,406)	(312,876)	(290,282)
Capital gain distributions received from affiliated investment companies	107	—	—	—	100
	44,031	10,874	2,550,144	49,982	92,341
Net change in unrealized appreciation/depreciation on:
Investments	2,936,457	3,365,272	11,535,704	11,832,039	13,566,895
Financial futures contracts	(296,234)	(65,750)	(859,190)	(1,173,190)	(1,416,758)
	2,640,223	3,299,522	10,676,514	10,658,849	12,150,137
Net realized and unrealized gain	2,684,254	3,310,396	13,226,658	10,708,831	12,242,478
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$4,111,379	$5,140,750	$22,476,953	$17,222,348	$18,725,963
[1]	Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Statements of Changes in Net Assets	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$1,427,125	$2,893,550
Net realized gain (loss)	44,031	(282,224)
Net change in unrealized appreciation/depreciation	2,640,223	3,832,832
Net increase in net assets applicable to Common Shareholders resulting from operations	4,111,379	6,444,158

Distributions to Common Shareholders From[1]
Net investment income	(1,452,396)	(3,092,130)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	2,658,983	3,352,028
Beginning of period	64,566,476	61,214,448
End of period	$67,225,459	$64,566,476
Undistributed net investment income, end of period	$597,626	$622,897

BlackRock MuniYield Arizona Fund, Inc. (MZA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$1,830,354	$3,720,494
Net realized gain (loss)	10,874	(1,136,225)
Net change in unrealized appreciation/depreciation	3,299,522	5,587,394
Net increase in net assets applicable to Common Shareholders resulting from operations	5,140,750	8,171,663

Distributions to Common Shareholders From[1]
Net investment income	(1,914,679)	(3,821,746)

Capital Share Transactions
Reinvestment of common distributions	104,806	96,021

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	3,330,877	4,445,938
Beginning of period	66,612,630	62,166,692
End of period	$69,943,507	$66,612,630
Undistributed net investment income, end of period	$699,770	$784,095
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	37

Statements of Changes in Net Assets	BlackRock MuniYield California Fund, Inc. (MYC)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$9,250,295	$19,509,297
Net realized gain (loss)	2,550,144	(13,561)
Net change in unrealized appreciation/depreciation	10,676,514	31,067,378
Net increase in net assets applicable to Common Shareholders resulting from operations	22,476,953	50,563,114

Distributions to Common Shareholders From[1]
Net investment income	(9,685,240)	(20,223,806)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	12,791,713	30,339,308
Beginning of period	349,483,514	319,144,206
End of period	$362,275,227	$349,483,514
Undistributed net investment income, end of period	$2,897,326	$3,332,271

BlackRock MuniYield Investment Fund (MYF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$6,513,517	$13,122,744
Net realized gain (loss)	49,982	(4,033,817)
Net change in unrealized appreciation/depreciation	10,658,849	21,475,775
Net increase in net assets applicable to Common Shareholders resulting from operations	17,222,348	30,564,702

Distributions to Common Shareholders From[1]
Net investment income	(6,491,901)	(12,915,682)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	10,730,447	17,649,020
Beginning of period	211,965,835	194,316,815
End of period	$222,696,282	$211,965,835
Undistributed net investment income, end of period	$3,996,290	$3,974,674
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$6,483,485	$12,886,953
Net realized gain (loss)	92,341	(3,610,195)
Net change in unrealized appreciation/depreciation	12,150,137	20,992,340
Net increase in net assets applicable to Common Shareholders resulting from operations	18,725,963	30,269,098

Distributions to Common Shareholders From[1]
Net investment income	(6,428,017)	(12,756,041)
Net realized gain	—	(499,344)
Decrease in net assets resulting from distributions to Common Shareholders	(6,428,017)	(13,255,385)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	12,297,946	17,013,713
Beginning of period	230,112,348	213,098,635
End of period	$242,410,294	$230,112,348
Undistributed net investment income, end of period	$4,703,902	$4,648,334
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	39

Statements of Cash Flows

Six Months Ended January 31, 2015 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$4,111,379	$5,140,750	$22,476,953	$17,222,348	$18,725,963
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	47,840	(54,613)	613,764	98,423	(18,826)
Decrease in variation margin receivable on financial futures contracts	1,828	—	10,358	6,281	6,421
(Increase) decrease in prepaid expenses	22,631	(1,350)	14,699	16,880	16,566
Increase in cash pledged for financial futures contracts	(6,000)	(41,000)	(37,000)	(239,000)	(335,000)
Increase in investment advisory fees payable	1,436	1,259	1,162	4,124	4,893
Decrease in interest expense and fees payable	(284)	(101)	(5,229)	(4,332)	(387)
Decrease in other accrued expenses payable	(343)	(7,449)	(18,434)	(17,003)	(16,465)
Increase in variation margin payable on financial futures contracts	51,563	20,625	171,875	213,813	264,687
Decrease in Officer’s and Directors’ fees payable	(83)	(47)	(179)	(177)	(169)
Net realized gain on investments	(133,020)	(10,874)	(3,237,550)	(362,858)	(382,523)
Net unrealized gain on investments	(2,936,457)	(3,365,272)	(11,535,704)	(11,832,039)	(13,566,895)
Amortization of premium and accretion of discount on investments	249,111	118,855	1,041,585	424,400	305,877
Proceeds from sales of long-term investments	7,431,729	5,797,723	62,564,837	9,607,629	16,009,898
Purchases of long-term investments	(8,584,419)	(7,159,343)	(55,908,781)	(10,141,704)	(15,077,129)
Net proceeds from sales (purchases) of short-term securities	441,039	1,366,955	(2,844,897)	(229,192)	486,541
Net cash provided by operating activities	697,950	1,806,118	13,307,459	4,767,593	6,423,452

Cash Used for Financing Activities
Proceeds from TOB trust certificates	660,000	—	3,675,000	—	—
Repayments of TOB trust certificates	—	—	(7,194,999)	(50,091)	—
Cash dividends paid to Common Shareholders	(1,452,396)	(1,809,384)	(9,791,905)	(6,457,841)	(6,428,017)
Increase in bank overdraft	81,000	—	—	1,736,678	—
Increase in amortization of deferred offering costs	10,210	3,266	4,445	3,661	4,565
Net cash used for financing activities	(701,186)	(1,806,118)	(13,307,459)	(4,767,593)	(6,423,452)

Cash
Net decrease in cash	(3,236)	—	—	—	—
Cash at beginning of period	3,236	—	—	—	—
Cash at end of period	—	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and fees	$36,303	$195,947	$772,910	$540,450	$649,738

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	—	104,806	—	—	—

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Financial Highlights	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014		2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.34		$14.54		$15.97	$14.51		$14.50		$12.99
Net investment income[1]	0.34		0.69		0.72	0.74		0.87		0.88
Net realized and unrealized gain (loss)	0.64		0.84		(1.40)	1.48		(0.03)		1.40
Distributions to AMPS Shareholders from net investment income	—		—		—	(0.02)		(0.10)		(0.10)
Net increase (decrease) from investment operations	0.98		1.53		(0.68)	2.20		0.74		2.18
Distributions to Common Shareholders from net investment income[2]	(0.35)		(0.73)		(0.75)	(0.74)		(0.73)		(0.67)
Net asset value, end of period	$15.97		$15.34		$14.54	$15.97		$14.51		$14.50
Market price, end of period	$14.45		$13.64		$13.06	$15.80		$12.98		$13.54

Total Return Applicable to Common Shareholders[3]
Based on net asset value	6.70%	[4]	11.40%		(4.38)%	15.73%		5.71%		17.67%
Based on market price	8.58%	[4]	10.27%		(13.18)%	28.00%		1.26%		23.05%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.74%	[6]	1.80%		1.79%	1.82%	[5]	1.23%	[5]	1.20%
Total expenses after fees waived and paid indirectly	1.74%	[6]	1.80%		1.78%	1.81%	[5]	1.22%	[5]	1.12%	[5]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.60%	[8,6]	1.63%	[8]	1.57% [8]	1.57%	[5,8]	1.21%	[5]	1.12%	[5]
Net investment income	4.31%	[6]	4.66%		4.59%	4.86%	[5]	6.16%	[5]	6.30%	[5]
Distributions to AMPS Shareholders	—		—		—	0.11%		0.71%		0.75%
Net investment income to Common Shareholders	4.31%		4.66%		4.59%	4.75%		5.45%		5.55%

Supplemental Data
Net assets applicable Common Shareholders, end of period (000)	$67,225		$64,566		$61,214	$67,159		$61,019		$61,010
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		—	—		$29,632		$29,625
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		—	—		$76,499		$76,492
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$29,600		$29,600		$29,600	$29,600		—		—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$327,113		$318,130		$306,806	$326,888		—		—
Borrowings outstanding, end of period (000)	$6,419		$5,759		$5,538	$6,208		$1,125		$1,125
Asset coverage, end of period per $1,000 of borrowings	$11,473		$12,211		$12,054	$11,817		$55,239		$55,231
Portfolio turnover rate	8%		21%		21%	27%		23%		27%
[1]	Based on average Common Shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Does not reflect the effect of distributions to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the six months ended January 31, 2015 and years ended July 31, 2014, July 31, 2013, July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14%, 1.14%, 1.13%, and 1.18%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	41

Financial Highlights	BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$14.52		$13.57	$15.12	$13.38		$13.73		$12.40
Net investment income[1]	0.40		0.81	0.83	0.80		0.87		0.93
Net realized and unrealized gain (loss)	0.72		0.97	(1.55)	1.77		(0.33)		1.28
Distributions to AMPS Shareholders from net investment income	—		—	—	—		(0.06)		(0.06)
Net increase (decrease) from investment operations	1.12		1.78	(0.72)	2.57		0.48		2.15
Distributions to Common Shareholders from net investment income[2]	(0.42)		(0.83)	(0.83)	(0.83)		(0.83)		(0.82)
Net asset value, end of period	$15.22		$14.52	$13.57	$15.12		$13.38		$13.73
Market price, end of period	$16.45		$15.00	$13.33	$15.61		$12.83		$13.67

Total Return Applicable to Common Shareholders[3]
Based on net asset value	7.75%	[4]	13.63%	(5.08)%	19.86%		3.92%		17.75%
Based on market price	12.73%	[4]	19.50%	(9.69)%	29.05%		0.09%		13.13%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.64%	[5]	1.69%	1.66%	1.96%		1.52%	[6]	1.25%	[6]
Total expenses after fees waived and paid indirectly	1.64%	[5]	1.69%	1.66%	1.96%		1.52%	[6]	1.24%	[6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.06%	[5]	1.06%	1.03%	1.58%	[8]	1.43%	[6]	1.22%	[6]
Net investment income	5.34%	[5]	5.85%	5.53%	5.62%		6.62%	[6]	6.99%	[6]
Distributions to AMPS Shareholders	—		—	—	—		0.36%		0.44%
Net investment Income to Common Shareholders	5.34%	[5]	5.85%	5.53%	5.62%		6.26%		6.56%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$69,944		$$66,613	$62,167	$69,071		$61,086		$62,618
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		—		$38,800
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		—		$65,350
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300	$37,300		$37,300		—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$287,516		$278,586	$266,667	$285,177		$263,770		—
Borrowings outstanding, end of period (000)	$3,330		$3,330	$3,330	$3,330		$3,000		$1,500
Asset coverage, end of period per $1,000 of borrowings	$22,004		$21,004	$19,669	$21,742		$21,362		$42,745
Portfolio turnover rate	5%		13%	16%	26%		16%		25%
[1]	Based on average Common Shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Does not reflect the effect of distributions to AMPS Shareholders.
[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14%.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Financial Highlights	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$16.38		$14.96	$16.97	$14.38		$14.76		$13.47
Net investment income[1]	0.43		0.91	0.91	0.94		0.95		0.94
Net realized and unrealized gain (loss)	0.62		1.46	(1.97)	2.60		(0.37)		1.21
Distributions to AMPS Shareholders from net investment income	—		—	—	—		(0.03)		(0.03)
Net increase (decrease) from investment operations	1.05		2.37	(1.06)	3.54		0.55		2.12
Distributions to Common Shareholders from net investment income[2]	(0.45)		(0.95)	(0.95)	(0.95)		(0.93)		(0.83)
Net asset value, end of period	$16.98		$16.38	$14.96	$16.97		$14.38		$14.76
Market price, end of period	$16.37		$14.87	$13.94	$17.31		$13.29		$14.44

Total Return Applicable to Common Shareholders[3]
Based on net asset value	6.74%	[4]	16.87%	(6.61)%	25.45%		4.28%		16.59%
Based on market price	13.35%	[4]	13.86%	(14.68)%	38.46%		(1.49)%		23.51%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.30%	[5]	1.43%	1.46%	1.64%		1.49%	[6]	1.19%	[6]
Total expenses after fees waived and paid indirectly	1.30%	[5]	1.42%	1.45%	1.64%		1.49%	[6]	1.18%	[6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.87%	[5]	0.92%	0.92%	1.21%	[8]	1.16%	[6]	0.99%	[6]
Net investment income	5.17%	[5]	5.88%	5.39%	5.96%		6.76%	[6]	6.53%	[6]
Distributions to AMPS Shareholders	—		—	—	—		0.18%		0.22%
Net investment income to Common Shareholders	5.17%		5.88%	5.39%	5.96%		6.58%		6.31%

Supplemental Data
Net assets applicable Common Shareholders, end of period (000)	$362,275		$349,484	$319,144	$361,341		$306,280		$314,326
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		—		$105,950
Asset coverage per AMPS at $25,000 liquidation preference, end of period (000)	—		—	—	—		—		$99,173
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900	$105,900		$105,900		—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$442,092		$430,013	$401,364	$441,209		$389,216		—
Borrowings outstanding, end of period (000)	$101,708		$83,283	$116,775	$116,856		$108,878		$117,819
Asset coverage, end of period per $1,000 of borrowings	$4,562		$5,196	$3,733	$4,092		$3,813		$3,668
Portfolio turnover rate	13%		23%	27%	48%		33%		41%
[1]	Based on average Common Shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Does not reflect the effect of distributions to AMPS Shareholders.
[7]	Interest expense and fees relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	43

Financial Highlights	BlackRock MuniYield Investment Fund (MYF)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.56		$14.26	$16.30	$13.71		$14.26		$12.95
Net investment income[1]	0.48		0.96	0.94	0.93		0.97		0.96
Net realized and unrealized gain (loss)	0.79		1.29	(2.03)	2.60		(0.58)		1.18
Distributions to AMPS Shareholders from net investment income	—		—	—	—		(0.02)		(0.02)
Net increase (decrease) from investment operations	1.27		2.25	(1.09)	3.53		0.37		2.12
Distributions to Common Shareholders from net investment income[2]	(0.48)		(0.95)	(0.95)	(0.94)		(0.92)		(0.81)
Net asset value, end of period	$16.35		$15.56	$14.26	$16.30		$13.71		$14.26
Market price, end of period	$16.16		$14.56	$13.55	$16.52		$13.08		$14.36

Total Return Applicable to Common Shareholders[3]
Based on net asset value	8.39%	[4]	16.75%	(7.14)%	26.55%		2.97%		17.12%
Based on market price	14.49%	[4]	14.98%	(12.94)%	34.44%		(2.45)%		30.32%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.44%	[5]	1.52%	1.55%	1.66%		1.45%	[6]	1.26%	[6]
Total expenses after fees waived and paid indirectly	1.44%	[5]	1.52%	1.55%	1.66%		1.45%	[6]	1.26%	[6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.94%	[5]	0.97%	0.97%	1.22%	[8]	1.14%	[6]	1.02%	[6]
Net investment income	5.96%	[5]	6.56%	5.82%	6.19%		7.22%	[6]	6.92%	[6]
Distributions to AMPS Shareholders	—		—	—	—		0.15%		0.18%
Net investment income to Common Shareholders	5.96%		6.56%	5.82%	6.19%		7.07%		6.74%

Supplemental Data
Net assets applicable Common Shareholders, end of period (000)	$222,696		$211,966	$194,317	$221,778		$186,127		$193,270
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		—		$59,475
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		—		$106,242
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400	$59,400	$59,400		$59,400		—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$474,910		$456,845	$427,133	$473,363		$413,346		—
Borrowings outstanding, end of period (000)	$75,815		$75,865	$85,029	$86,374		$61,634		$58,245
Asset coverage, end of period per $1,000 of borrowings	$3,937		$3,794	$3,285	$3,568		$4,020		$4,318
Portfolio turnover rate	3%		18%	33%	34%		27%		41%
[1]	Based on average Common Shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Does not reflect the effect of distributions to AMPS Shareholders.
[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Financial Highlights	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,
			2014	2013	2012	2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$16.11		$14.92	$16.92	$14.84	$15.24		$14.13
Net investment income[1]	0.45		0.90	0.89	0.86	0.92		1.00
Net realized and unrealized gain (loss)	0.86		1.21	(1.94)	2.11	(0.41)		1.00
Distributions to VDRP Shareholders from net realized gain	—		—	(0.00)[2]	—	—		—
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.03)		(0.04)
Net increase (decrease) from investment operations	1.31		2.11	(1.05)	2.97	0.48		1.96
Distributions to Common Shareholders from:[3]
Net investment income	(0.45)		(0.89)	(0.89)	(0.89)	(0.88)		(0.85)
Net realized gain	—		(0.03)	(0.06)	—	—		—
Total distributions to Common Shareholders	(0.45)		(0.92)	(0.95)	(0.89)	(0.88)		(0.85)
Net asset value, end of period	$16.97		$16.11	$14.92	$16.92	$14.84		$15.24
Market price, end of period	$15.62		$14.67	$13.74	$17.07	$13.53		$15.19

Total Return Applicable to Common Shareholders[4]
Based on net asset value	8.54%	[5]	15.27%	(6.51)%	20.72%	3.55%		14.34%
Based on market price	9.71%	[5]	13.99%	(14.66)%	33.59%	(5.28)%		19.38%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.47%	[6]	1.57%	1.48%	1.61%	1.26%	[7]	1.01%	[7]
Total expenses after fees waived and paid indirectly	1.47%	[6]	1.57%	1.48%	1.60%	1.25%	[7]	1.00%	[7]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.92%	[6]	0.95%	0.92%	1.28% [9]	1.14%	[7]	0.98%	[7]
Net investment income	5.46%	[6]	5.89%	5.32%	5.41%	6.26%	[7]	6.71%	[7]
Distributions to AMPS Shareholders	—		—	—	—	0.23%		0.30%
Net investment income to Common Shareholders	5.46%		5.89%	5.32%	5.41%	6.03%		6.41%

Supplemental Data
Net assets applicable Common Shareholders, end of period (000)	$242,410		$230,112	$213,099	$240,759	$211,121		$216,433
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$102,200
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$77,946
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$102,200		$102,200	$102,200	$102,200	$102,200		—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$337,192		$325,159	$308,511	$335,577	$306,576		—
Borrowings outstanding, end of period (000)	$39,554		$39,554	$39,555	$26,813	$10,454		$8,654
Asset coverage, end of period per $1,000 of borrowings	$7,129		$6,818	$6,387	$9,979	$21,196		$26,011
Portfolio turnover rate	4%		19%	7%	23%	18%		15%
[1]	Based on average Common Shares outstanding.
[2]	Amount is greater than $(0.005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Does not reflect the effect of distributions to AMPS Shareholders.
[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[9]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	45

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as closed-end management investment companies and referred to herein collectively as the “Funds”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Muni New York Intermediate Duration Fund, Inc.	MNE	Maryland	Non-diversified
BlackRock MuniYield Arizona Fund, Inc.	MZA	Maryland	Non-diversified
BlackRock MuniYield California Fund, Inc.	MYC	Maryland	Non-diversified
BlackRock MuniYield Investment Fund	MYF	Massachusetts	Non-diversified
BlackRock MuniYield New Jersey Fund, Inc.	MYJ	Maryland	Non-diversified

The Board of Directors and Board of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts), or certain borrowings (e.g., TOBs) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 9.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of TOB Trusts. The Funds transfer municipal bonds into a special purpose entity (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB Trust, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the Trust.

The municipal bonds transferred to a TOB Trust typically are high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction includes a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider. The Funds, as TOB Residual holders, would be responsible for the payment of the credit enhancement fee and for reimbursement of any payments of principal and interest made by the credit enhancement provider.

The Residuals held by a Fund include the right of a Fund (subject to the non-occurrence of certain termination events enumerated below, and a specified number of days’ prior notice), to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest. Thereafter, that Fund may withdraw a corresponding share of the municipal bonds from the TOB Trust. The TOB Trust may also be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) and mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs may include the bankruptcy or default of the issuer of the municipal bond, a substantial downgrade in credit quality of the issuer of the municipal bond, failure of any scheduled payment of principal or interest on the underlying bonds, and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bond. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB

SEMI-ANNUAL REPORT	JANUARY 31, 2015	47

Notes to Financial Statements (continued)

Trust, the remarketing agent and the Liquidity Provider. In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid senior to the Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and Residual holders would be paid equally in proportion to the respective face values of their certificates. During the six months ended January 31, 2015, no TOB Trusts in which the Funds participated were terminated without the consent of the Funds.

The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Fund. The Funds typically invest the cash received in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes; therefore, the municipal bonds deposited into a TOB Trust are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of each Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Funds may invest in TOB Trusts on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above.

When a Fund invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Fund investing in a recourse TOB Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by the Funds at January 31, 2015, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by the Funds at January 31, 2015.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At January 31, 2015, the aggregate value of the underlying municipal bonds transferred to TOB Trusts, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability For TOB Trust Certificates	Range of Interest Rates
MNE	$12,128,165	$6,419,171	0.02% — 0.05%
MZA	$7,600,387	$3,330,000	0.02% — 0.03%
MYC	$222,850,940	$101,708,288	0.02% — 0.09%
MYF	$152,680,881	$75,815,271	0.02% — 0.27%
MYJ	$70,880,436	$39,553,519	0.02% — 0.27%

For the six months ended January 31, 2015, the Funds’ average TOB Trust Certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MNE	$6,046,127	0.59%
MZA	$3,330,000	0.58%
MYC	$82,554,889	0.58%
MYF	$75,823,530	0.63%
MYJ	$39,553,519	0.70%

Should short-term interest rates rise, the Funds’ investments in TOB transactions may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to secured borrowings. For accounting purposes, the Funds’ transfer of municipal bonds to a TOB Trust are deemed secured borrowings.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Notes to Financial Statements (continued)

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2015
		Value

		Derivative Liabilities
	Statements of Assets and Liabilities Location	MNE	MZA	MYC	MYF	MYJ
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$(281,054)	$(65,750)	$(805,976)	$(1,115,800)	$(1,358,083)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2015
	MNE	MZA	MYC	MYF	MYJ
	Net Realized Loss From
Interest rate contracts:
Financial futures contracts	$(89,096)	—	$(687,406)	$(312,876)	$(290,282)

	MNE	MZA	MYC	MYF	MYJ
	Net Change in Unrealized Depreciation on
Interest rate contracts:
Financial futures contracts	$(296,234)	$(65,750)	$(859,190)	$(1,173,190)	$(1,416,758)

For the six months ended January 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MNE	MZA	MYC	MYF	MYJ
Financial futures contracts:
Average notional value of contracts — short	$8,509,055	$3,860,535[2]	$30,258,906	$33,997,875	$41,367,438

[2]	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in

SEMI-ANNUAL REPORT	JANUARY 31, 2015	49

Notes to Financial Statements (continued)

exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	MNE	MZA	MYC	MYF	MYJ
Investment advisory fee	0.55%	0.50%	0.50%	0.50%	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus its total accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. These amounts are included in fees waved by Manager in the Statements of Operations.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

6. Purchases and Sales:

For the six months ended January 31, 2015, purchases and sales of investments, excluding short-term securities were as follows:

	MNE	MZA	MYC	MYF	MYJ
Purchases	$8,584,419	$7,159,343	$86,228,271	$12,969,878	$15,077,129
Sales	$7,646,729	$5,798,063	$68,314,474	$11,990,066	$16,009,898

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended July 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application of the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MNE	MZA	MYC	MYF	MYJ
2018	$750,672	$816,347	$758,242	$7,205,475	—
2019	—	68,648	—	—	—
No expiration date[1]	106,188	1,136,181	1,816,028	5,967,898	$2,359,182
Total	$856,860	$2,021,176	$2,574,270	$13,173,373	$2,359,182
[1]	Must be utilized prior to losses subject to expiration.
50	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Notes to Financial Statements (continued)

As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ

Tax cost	$87,502,851	$96,293,614	$406,093,664	$236,844,981	$304,732,080
Gross unrealized appreciation	$8,713,945	$10,358,392	$58,154,198	$45,019,847	$38,597,362
Gross unrealized depreciation	(408,897)	(5,599)	(2,112)	(769,317)	(979,217)
Net unrealized appreciation	$8,305,048	$10,352,793	$58,152,086	$44,250,530	$37,618,145

8. Principal Risks:

MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of January 31, 2015, MYJ invested a significant portion of its assets in securities in the transportation sector. MZA invested a significant portion of its assets in securities in the county/city/special district/school district and utilities sectors. MYC invested a significant portion of its assets in securities in the county/city/special district/school district sector. MYF invested a significant portion of its assets in securities in the transportation and county/city/special district/school district sectors. MYJ invested a significant portion of its assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds” as defined in the Volcker Rule. The Volcker Rule precludes banking entities and their affiliates from sponsoring existing TOB Trusts as such Trusts have been structured to date. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule. In such a structure, certain responsibilities that previously belonged to the sponsor bank will be performed by the Funds. The Funds may utilize the service providers in meeting these responsibilities. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Fund’s ability to hold Residuals. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including compliance, securities law and operational risks.

There can be no assurance that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Funds and any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	51

Notes to Financial Statements (continued)

TOB transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

9. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares (unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, including AMPS.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MNE	MZA	MYC	MYF	MYJ
Six Months Ended January 31, 2015	—	7,026	—	—	—
Year Ended July 31, 2014	—	6,529	—	—	—

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on the Fund’s Common Shares or the repurchase of the Fund’s Common Shares if the Fund fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”) and include a liquidity feature, pursuant to a liquidity agreement, that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Funds are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of the first unsuccessful remarketing, the VRDP Funds are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

As of the six months ended January 31, 2015, the VRDP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	9/15/11	296	$29,600,000	10/01/41
MZA	5/19/11	373	$37,300,000	6/01/41
MYC	5/19/11	1,059	$105,900,000	6/01/41
MYF	5/19/11	594	$59,400,000	6/01/41
MYJ	4/21/11	1,022	$102,200,000	5/01/41

The VRDP Funds entered into a fee agreement with the liquidity provider that may require a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between each of MZA, MYC, MYF and MYJ and the liquidity provider scheduled to expire on July 9, 2015 unless renewed or terminated in advance.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Notes to Financial Statements (continued)

The initial fee agreement between MNE and the liquidity provider was for a 364 day term and was scheduled to expire on September 15, 2012 and subsequently extended until March 15, 2013, unless renewed or terminated in advance. On November 29, 2012, MNE entered into a new fee agreement with an alternate liquidity provider. The change in liquidity provider resulted in a mandatory tender of MNE’s VRDP Shares on November 28, 2012 which were successfully remarketed by the remarketing agent. The new fee agreement was for a two year term and was scheduled to expire on December 4, 2014, unless renewed or terminated in advance. The new fee agreement was renewed and is scheduled to expire on June 4, 2015, unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Funds are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Funds are required to begin to segregate liquid assets with the VRDP Funds’ custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, the VRDP Funds are required to begin to segregate liquid assets with the Funds’ custodian to fund the redemption. In addition, the VRDP Funds are required to redeem certain of their outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may be redeemed, in whole or in part, at any time at the option of VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of January 31, 2015, the VRDP Shares were assigned a long-term rating of Aa2 for MNE, MZA, MYC and MYJ and Aa1 for MYF from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. As of January 31, 2015, the short-term ratings of the liquidity provider and the VRDP Shares for MNE were P1, F1, and A1 as rated by Moody’s, Fitch and S&P, respectively, which is within the two highest rating categories. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories. The short-term ratings on the VRDP Shares for MZA, MYC, MYF and MYJ were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period, as described below.

For financial reporting purposes, the VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. All of the VRDP Shares that were tendered for remarketing during the six months ended January 31, 2015 were successfully remarketed.

For the six months ended January 31, 2015, the annualized dividend rates for the VRDP Shares were as follows:

	MNE	MZA	MYC	MYF	MYJ
Rate	0.12%	0.99%	0.99%	0.99%	0.99%

On June 21, 2012, MZA, MYC, MYF and MYJ commenced a three-year term ending June 24, 2015 (“special rate period”) with respect to their VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The liquidity and fee agreements remain in effect for the duration of the special rate period and the VRDP shares are still subject to mandatory redemption by the VRDP Funds on maturity date. The VRDP Shares will not be remarketed or

SEMI-ANNUAL REPORT	JANUARY 31, 2015	53

Notes to Financial Statements (concluded)

subject to optional or mandatory tender events during such time. During the special rate period, MZA, MYC, MYF and MYJ are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. MZA, MYC, MYF and MYJ will not pay any liquidity and remarketing fees during the special rate period and instead will pay dividends monthly based on the sum of the SIFMA Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares. The short-term ratings were withdrawn by Moody’s, Fitch and/or S&P. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

If MZA, MYC, MYF and MYJ redeem the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After June 24, 2015, the holder of the VRDP Shares and MZA, MYC, MYF and MYJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

For the six months ended January 31, 2015, VRDP Shares issued and outstanding remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend in the following amounts per share on March 2, 2015 to shareholders of record on February 13, 2015:

Common Dividend Per Share
MNE	$0.0575
MZA	$0.0695
MYC	$0.0740
MYF	$0.0815
MYJ	$0.0750

Additionally the Funds declared a net investment income dividend on March 2, 2015 payable to Common Shareholders of record on March 13, 2015 for the same amounts noted above.

The dividends declared on Preferred Shares for the period February 1, 2015 to February 28, 2015 were as follows:

	Preferred Shares	Series	Dividends Declared
MNE	VRDP Shares	W-7	$2,271
MZA	VRDP Shares	W-7	$27,755
MYC	VRDP Shares	W-7	$78,801
MYF	VRDP Shares	W-7	$44,200
MYJ	VRDP Shares	W-7	$76,048
54	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board, Chairperson
      of the Audit Committee and Director
Michael J. Castellano, Director and Member of the Audit Committee
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Barbara G. Novick, Director
John M. Perlowski, Director, President and Chief Executive Officer
Robert W. Crothers, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer
Janey Ahn, Secretary

Effective September 5, 2014, Brendan Kyne resigned as a Vice President of each Fund.
Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Directors of each Fund. Effective December 31, 2014, Barbara G. Novick and John M. Perlowski were appointed to serve as Director of each Fund.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809 Custodian State Street Bank and Trust Company Boston, MA 02110
Transfer Agent
Common Shares
Computershare Trust
Company, N.A.
Canton, MA 02021
VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10289
VRDP Remarketing Agent
Barclays Capital, Inc.[1]
New York, NY 10019
Citigroup Global Markets Inc.[2]
New York, NY 10179
VRDP Liquidity Providers Barclays Bank PLC[1] New York, NY 10019 Citibank, N.A.[2] New York, NY 10179 Accounting Agent State Street Bank and Trust Company Boston, MA 02110
Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For MNE.
[2]	For all Funds except MNE.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	55

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2015

Additional Information (continued)

General Information (concluded)

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time-to-time, each Fund may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Funds have not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Fund Common Shares and is not a solicitation of an offer to buy Fund Common Shares. If a Fund files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Fund and should be read carefully before investing.

SEMI-ANNUAL REPORT	JANUARY 31, 2015	57

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2015

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-1/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto
2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: April 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: April 2, 2015

3